ADDITIONAL SEGMENT INFORMATION (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
ADDITIONAL SEGMENT INFORMATION
Total property, plant and equipment	$ 85,426	$ 77,666
Total liabilities	94,596	50,443
Mining projects
ADDITIONAL SEGMENT INFORMATION
Total property, plant and equipment	77,990	62,740
Total liabilities	5,790	7,222
Battery Material Plant project
ADDITIONAL SEGMENT INFORMATION
Total property, plant and equipment	5,279	12,880
Total liabilities	3,392	6,726
Corporate
ADDITIONAL SEGMENT INFORMATION
Total property, plant and equipment	2,157	2,046
Total liabilities	$ 85,414	$ 36,495